Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Deferred offering costs included in other non-current assets (in Dollars)		$ 836,000
Voting rights		20.00%
Brand name (in Dollars)		$ 87
Expected term of current asset		1 year
Percentage of salary rate		8.33%
Expected dividend rate		0.00%
Share option period		3 years
Lease description	On 31 March 2021, the IASB published ‘Covid-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)’ that extends, by one year, the May 2020 amendment that provides lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification. The amendment is effective for annual reporting periods beginning on or after 1 April 2021. The amendment have no impact on the Company’s financial position or results of operations.
Lease liabilities, percentage		10.00%
Sale within a year		1 year
Bottom of Range [Member]
Disclosure of changes in accounting estimates [line items]
Estimated useful life		5 years
Top of Range [Member]
Disclosure of changes in accounting estimates [line items]
Estimated useful life		7 years